STOCK OPTIONS AND STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Employees And Non Employees Service Share Based Compensation Allocation Of Recognized Period Costs [Table Text Block]

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Nine months ended July 31,
	2012	2013
Cost of revenue	$24	$18
Sales and marketing	403	245
Research and development	454	258
General and administrative	399	327
Total stock-based compensation	$1,280	$848

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Years ended October 31,
	2011	2012

Cost of revenue	$23	$29
Sales and marketing	212	511
Research and development	302	608
General and administrative	340	532
Total stock-based compensation	$877	$1,680

Variables Used In Black Sholes Calculation [Table Text Block]

The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Nine months ended July 31,
	2012	2013
Expected dividend yield	0%	0%
Expected volatility	69 - 71%	71 - 74%
Risk-free interest rate	0.7 - 1.0%	0.7 - 1.4%
Expected term (years)	6.1	3.5-10

The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Years ended October 31,
	2011	2012

Expected dividend yield	0%	0%
Expected volatility	69 - 70%	69 - 71%
Risk-free interest rate	0.9 - 2.3%	0.7 - 1.0%
Expected term (years)	6.1	6.1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes information about stock option activity for the nine months ended July 31, 2013 (unaudited)

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)
Outstanding at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Granted	1,199,896	$2.14
Forfeited	(219,572)	$4.59
Exercised	(54,166)	$1.41
Outstanding and expected to vest at July 31, 2013	3,057,402	$3.13	6.98	$0.1
Exercisable at July 31, 2013	1,703,655	$3.71	5.11	$0.1

The following table summarizes information about stock option activity for the years ended October 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)

Outstanding at October 31, 2010	1,882,798	$3.75	6.60	$3.4
Granted	533,388	$4.74
Forfeited	(142,068)	$5.98
Exercised	(57,645)	$1.64

Outstanding at October 31, 2011	2,216,473	$3.90	6.63	$3.5
Granted	170,154	$4.54
Forfeited	(183,857)	$6.43
Exercised	(71,526)	$2.09

Outstanding and expected to vest at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Exercisable at October 31, 2012	1,512,458	$3.79	5.19	$1.1

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans To Employees and Non Employees By Exercise Price Range [Table Text Block]

The following table shows information about outstanding stock options at July 31, 2013:

			Options Outstanding			Options Exercisable
				Weighted			Weighted
				Average	Weighted		Average
Range of			Shares	Remaining	Average		Exercise
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Price
$-	-	$1.48	116,320	5.95	$0.74	114,599	$0.74
$1.56	-	$1.56	412,396	7.03	$1.56	350,757	$1.56
$1.58	-	$2.04	145,222	5.26	$1.80	131,805	$1.79
$2.10	-	$2.10	1,060,878	9.79	$2.10	-	$-
$2.22	-	$3.83	311,217	5.16	$3.19	258,699	$3.29
$3.84	-	$4.75	558,273	5.86	$4.59	458,775	$4.57
$4.76	-	$5.92	313,303	5.09	$5.08	249,227	$5.14
$5.96	-	$7.48	67,592	1.30	$6.99	67,592	$6.99
$9.72	-	$9.72	31,251	0.17	$9.72	31,251	$9.72
$10.64	-	$10.64	40,950	0.52	$10.64	40,950	$10.64
$-	-	$10.64	3,057,402	6.98	$3.13	1,703,655	$3.71

The following table shows information about outstanding stock options at October 31, 2012:
			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
Range of			Shares	Remaining	Average		Average
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Exercise Price
$0.64	-	$1.55	135,801	6.70	$0.74	107,679	$0.75
$1.56	-	$1.75	444,227	7.82	$1.56	302,873	$1.56
$1.76	-	$3.51	222,626	5.10	$2.37	210,696	$2.33
$3.52	-	$4.39	220,762	6.07	$3.71	152,240	$3.60
$4.40	-	$4.59	283,769	3.95	$4.51	268,266	$4.51
$4.60	-	$4.74	264,375	8.92	$4.75	67,500	$4.75
$4.75	-	$5.07	242,946	7.87	$4.86	130,323	$4.90
$5.08	-	$7.47	240,537	3.62	$6.03	196,680	$6.06
$7.48	-	$10.64	76,201	1.12	$10.26	76,201	$10.26

$0.64	-	$10.64	2,131,244	6.20	$3.80	1,512,458	$3.79